Income Tax	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Income Tax [Line Items]
Income Tax

Note 11. Income Tax

The income tax expense (benefit) components for the nine months ended September 30 is as follows (in thousands):

	2025	2024
Current tax expense/(benefit)
Federal	$-	$-
Foreign	-	-
State	1	1
Deferred tax expense/(benefit)
Federal	-	-
Foreign	-	-
State	-	-
Total tax expense/(benefit)	$1	$1

The components of the net deferred tax assets and liabilities is as follows (in thousands):

	September 30, 2025	December 31, 2024
Deferred tax assets:
Intangibles	$433	$729
Accrued expenses	31	16
Lease liability	71	91
NOL	6,597	5,608
Returns allowance	26	30
Other	36	-
Total net deferred tax assets	7,194	6,474
Valuation allowance	(7,111)	(6,374)
Deferred tax liabilities:
Depreciation	(13)	(10)
ROU asset	(69)	(90)
Total net deferred tax liabilities	(82)	(100)
Net deferred tax asset/(liability)	$-	$-

A reconciliation of the Company’s provision for income taxes at the federal statutory rate to the reported income tax provision for the nine months ended September 30 is as follows (in thousands):

	2025	2024

Computed “expected” tax benefit	$(655)	$(167)
State income tax benefit, net of federal tax effect	(62)	(10)
Foreign Rate Differential	(12)	51
Other permanent differences	26	12
Change in valuation allowance	737	115
Income tax expense (benefit)	$34	$1

At September 30, 2025, the Company has federal, state, and UK net operating loss carryforwards of approximately $22.9 million, $15.6 million and $2.8 million, respectively. Under the CARES Act, the federal net operating loss carryforwards that originated after 2017 will have an indefinite life and may be used to offset 80% of future taxable income. For tax year beginning January 1, 2021, federal net operating losses may be used to offset 80% of a future year’s taxable income. The state net operating losses carryforward for between 15-20 years and begin to expire in 2039. The UK net operating loss carryforward has an indefinite life.

The Company’s ability to utilize a portion of its net operating loss carryforwards to offset future taxable income is subject to certain limitations under Section 382 of the Internal Revenue Code due to changes in the equity ownership of the Company. An ownership change under Section 382 has not been determined at this time.

Deferred income tax assets represent future income tax benefits. Realization of these assets is ultimately dependent upon future taxable income. ASC Topic 740, Income Taxes, required that deferred tax assets be reduced by a valuation allowance if, based on all available evidence, it is considered more likely than not that some or all of the recorded deferred tax assets will not be realized in a future period. Based on available objective evidence, management believes it is more likely than not that the deferred tax assets will not be recognized. Accordingly, during the nine months ended September 30, 2025 and 2024, the Company maintained a 100% valuation allowance against its deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction, various states, and the United Kingdom. The Company does not believe an uncertain tax position exist as of September 30, 2025. Based on the Company’s assessment of many factors, including past experience and complex judgements about future events, the Company does not currently anticipate significant changes in its uncertain tax positions over the next 12 months. In connection with the adoption of the referenced provisions, the Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. As of September 30, 2025 and December 31, 2024, the Company had no accrued interest and penalties. The Company’s federal, state, and UK tax returns are open for review going back to the 2022 and 2021 tax years, respectively.

On July 4, 2025, the One Big Beautiful Bill Act of 2025 was enacted into law. Among its provisions, the reinstatement of full expensing for research and development expenditures is applicable to the Company. While further regulatory guidance is anticipated regarding the treatment of prior periods, the Company expects that the previously recognized deferred tax asset related to Section 174 will be reversed into the NOL, resulting in an increase in net operating loss carryforwards.

Note 10. Income Tax

The income tax expense (benefit) components for the years ended December 31 is as follows:

	2024	2023
Current tax expense/(benefit)
Federal	$-	$-
Foreign	-	-
State	1	1
Deferred tax expense/(benefit)
Federal	-	-
Foreign	-	-
State	-	-
Total tax expense/(benefit)	$1	$1

The components of the net deferred tax assets and liabilities at December 31, is as follows:

	2024	2023
Deferred tax assets:
Intangibles	$729	$806
Accrued expenses	16	15
Lease liability	91	118
NOL	5,608	5,329
Returns allowance	30	35
Total net deferred tax assets	6,474	6,303
Valuation allowance	(6,374)	(6,169)
Deferred tax liabilities:
Depreciation	(10)	(16)
ROU asset	(90)	(118)
Total net deferred tax liabilities	(100)	(134)
Net deferred tax asset/(liability)	$-	$-

A reconciliation of the Company’s provision for income taxes at the federal statutory rate to the reported income tax provision for the years ended December 31 is as follows:

	2024	2023

Computed “expected” tax benefit	$(195)	$(748)
State income tax benefit, net of federal tax effect	(20)	1
Foreign Rate Differential	43	68
Other permanent differences	26	119
Change in valuation allowance	206	642
Foreign benefit	(59)	(81)
Income tax expense (benefit)	$1	$1

At December 31, 2024, the Company has federal, state, and UK net operating loss carryforwards of approximately $18,791, $14,810 and $2,514, respectively, compared to $17,839, $14,504 and $2,277, respectively, as of December 31, 2023. Under the CARES Act, the federal net operating loss carryforwards that originated after 2017 will have an indefinite life and may be used to offset 80% of future taxable income. For tax year beginning January 1, 2021, federal net operating losses may be used to offset 80% of a future year’s taxable income. The state net operating losses carryforward for between 15-20 years and begin to expire in 2039. The UK net operating loss carryforward has an indefinite life.

The Company’s ability to utilize a portion of its net operating loss carryforwards to offset future taxable income is subject to certain limitations under Section 382 of the Internal Revenue Code due to changes in the equity ownership of the Company. An ownership change under Section 382 has not been determined at this time.

Deferred income tax assets represent future income tax benefits. Realization of these assets is ultimately dependent upon future taxable income. ASC Topic 740, Income Taxes, required that deferred tax assets be reduced by a valuation allowance if, based on all available evidence, it is considered more likely than not that some or all of the recorded deferred tax assets will not be realized in a future period. Based on available objective evidence, management believes it is more likely than not that the deferred tax assets will not be recognized. Accordingly, during the year ended December 31, 2024 and 2023, the Company maintained a 100% valuation allowance against its deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction, various states, and the United Kingdom. The Company does not believe an uncertain tax position existed as of December 31, 2024. Based on the Company’s assessment of many factors, including past experience and complex judgements about future events, the Company does not currently anticipate significant changes in its uncertain tax positions over the next 12 months. In connection with the adoption of the referenced provisions, the Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. As of December 31, 2024, the Company had no accrued interest and penalties. The Company’s federal, state, and UK tax returns are open for review going back to the 2021, 2020, and 2020 tax year, respectively.

On July 4, 2025, the One Big Beautiful Bill (“OBBB”) was enacted into law. Among its provisions, the reinstatement of full expensing for research and development expenditures is applicable to the Company. While further regulatory guidance is anticipated regarding the treatment of prior periods, the Company expects that the previously recognized deferred tax asset related to Section 174 will be realized, resulting in an increase in net operating loss carryforwards.

Aspen-1 Acquisition Inc. [Member]
Income Tax [Line Items]
Income Tax

Note 4. Income Taxes

As of June 30, 2025 and December 31, 2024, the Company has $34,500 and $31,800 in gross deferred tax assets resulting from net operating loss carry-forwards of $164,200 and $151,600 respectively, available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on June 30, 2025, and December 31, 2024, and the tax provisions attributable to loss before income taxes is as follows:

	June 30, 2025	December 31, 2024
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-%	-%

Note 4. Income Taxes

As of December 31, 2024 and 2023, the Company has approximately $31,800 and $22,700 in gross deferred tax assets resulting from net operating loss carry-forwards of $151,600 and $108,100, respectively, available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on December 31, 2024 and 2023, and the tax provisions attributable to loss before income taxes is as follows:

	2024	2023
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-	-